Changes in Stockholders’ Equity (Deficit) (Details Narrative) - USD ($)												1 Months Ended													2 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 06, 2017	Aug. 08, 2017	Jan. 10, 2017	Dec. 13, 2016	Nov. 14, 2016	Nov. 08, 2016	Aug. 12, 2016	Apr. 11, 2016	Mar. 02, 2016	Feb. 12, 2016	Feb. 10, 2016	Dec. 22, 2017	Aug. 25, 2017	May 30, 2017	Mar. 30, 2017	Feb. 13, 2017	Dec. 23, 2016	Nov. 22, 2016	Oct. 19, 2016	Jul. 21, 2016	Apr. 19, 2016	Mar. 28, 2016	Mar. 17, 2016	Jan. 29, 2016	Dec. 26, 2017	Mar. 13, 2017	Mar. 31, 2018	Dec. 22, 2016	Dec. 31, 2017	Dec. 31, 2016
Preferred stock, par value																											$ 0.001		$ 0.001	$ 0.001
Preferred stock, authorized shares																											10,000,000		10,000,000	10,000,000
Exercise of preferred stock warrants at $0.001 per share, related parties, Amount																														$ 2,000
Interest rate												2.01%																	1.75%
Convertible note																											$ 154,778		$ 169,990	$ 153,024
Warrant exercisable term												7 years
Common stock issued on debt conversions, Amount																													423,197	737,716
Common stock issued on equity line of credit, Amount																													18,323	143,520
Exercise of warrants at $0.00001 per share, related party, Amount																													70	200
Exercise of cashless warrants at $0.00001 per share, Shares											2,248,846
Shares issued for settlement of reimbursements, related party, Amount																														$ 13,765
Shares issued for services, Shares
Shares issued for services, Amount																													84,600	$ 70,621
Shares issued for services on terminated offering, Amount																													$ 586,823
Subscriptions payable, shares																											0		63,675,678	0
Subscriptions payable, amount																													$ 273,805
Exercise of Common Stock Warrants [Member]
Exercise of cashless warrants at $0.00001 per share, Shares											2,248,846
Cashless exercise of common stock warrants exercised shares											2,250,000
Exercise of Common Stock Warrants [Member] | Board of Directors Chairman [Member]
Exercise of warrants at $0.00001 per share, related party, Shares																	6,000,000		4,000,000
Exercise of warrants at $0.00001 per share, related party, Amount																	$ 60		$ 40
Exercise of Common Stock Warrants [Member] | Chief Executive Officer [Member]
Exercise of warrants at $0.00001 per share, related party, Shares																	6,000,000	7,000,000	4,000,000
Exercise of warrants at $0.00001 per share, related party, Amount																	$ 60	$ 70	$ 40
Securities Purchase Agreement [Member]
Aggregate amount															$ 300,000
Deferred offering costs															$ 15,000
Exchange shares of common stock														30,303,033	40,000,002
Warrant exercisable term														3 years	3 years
Effective reset provision, Description															purchase price of the common stock of each tranche to the lower of (i) $0.02 or (ii) a 50% discount to the average of the three lowest closing prices in the 20 trading days prior to the reset date, which is the earlier of (i) the 7 month anniversary of the closing of each tranche of this transaction or (ii) 20 trading days after the effectiveness of each tranche.
Additional shares of common stock and warrant purchase														$ 150,000
Purchase price per share, Description														Second Closing was the lesser of (i) $0.02, subject to certain adjustments for stock splits and other similar transactions, or (ii) 50% of the closing price on the trading day immediately prior to the date of sale.
Securities Purchase Agreement [Member] | Third Closing [Member]
Trading days of common stock		15 days
Traded price of Common stock		50.00%
Interest rate		8.00%
Aggregate amount		$ 150,000
Securities Purchase Agreement [Member] | Second Closing [Member]
Trading days of common stock		15 days
Maturity date		Nov. 30, 2017
Interest rate		8.00%
Convertible note		$ 50,000
Aggregate amount		$ 150,000
Exchange shares of common stock		10,101,011
Series B Warrant [Member] | Securities Purchase Agreement [Member]
Warrant purchase														30,303,033	40,000,002
Warrant exercise price														$ 0.05	$ 0.05
Series B Warrant [Member] | First Closing [Member] | Securities Purchase Agreement [Member]
Exchange shares of common stock		13,333,334
Series A Warrants [Member] | Securities Purchase Agreement [Member]
Warrant purchase														30,303,033	40,000,002
Warrant exercise price														$ 0.03	$ 0.03
Series A Warrants [Member] | First Closing [Member] | Securities Purchase Agreement [Member]
Exchange shares of common stock		13,333,334
Redwood Fund III, Ltd One [Member]
Common stock issued for debt financing, Shares											2,400,000
Fair value of common stock											$ 38,400
Redwood Fund III, Ltd [Member]
Common stock issued for debt financing, Shares											600,000
Fair value of common stock											$ 9,600
Redwood Convertible Note [Member]
Common stock issued on debt conversions, Amount																										$ 323,197
Common stock issued on debt conversions, Shares																										142,148,242
Principal amount																										$ 302,480
Accrued Interest																										$ 20,717
Common stock issued on equity line of credit, Amount			$ 10,323	$ 25,000		$ 25,000	$ 39,520									$ 8,000		$ 25,000		$ 29,000
Common stock issued on equity line of credit, Shares			3,147,110	6,250,000		6,097,561	5,200,000									2,000,000		6,377,551		4,027,778
First JMJ Financial Note [Member]
Common stock issued on debt conversions, Shares									2,000,000														4,400,000
Principal amount									$ 13,200														$ 29,040
First JMJ Note [Member]
Common stock issued on debt conversions, Shares								2,800,000													3,159,944
Principal amount								$ 9,744													$ 10,238
Redwood Notes [Member]
Common stock issued on debt conversions, Amount																												$ 675,494
Common stock issued on debt conversions, Shares																												152,837,041
Principal amount																												$ 653,771
Accrued Interest																												$ 21,723
Diamond Rock Notes [Member]
Common stock issued on debt conversions, Shares																									57,193,766
Principal amount																									$ 100,000
Preferred Stock Issuances for Exercise of Preferred Stock Warrants, Related Parties [Member] | Board of Directors Chairman [Member]
Exercise of preferred stock warrants at $0.001 per share, related parties, Shares																								1,000,000
Exercise of preferred stock warrants at $0.001 per share, related parties, Amount																								$ 1,000
Preferred Stock Issuances for Exercise of Preferred Stock Warrants, Related Parties [Member] | Chief Executive Officer [Member]
Exercise of preferred stock warrants at $0.001 per share, related parties, Shares																								1,000,000
Exercise of preferred stock warrants at $0.001 per share, related parties, Amount																								$ 1,000
Series A Preferred Stock [Member]
Preferred stock, par value																											$ 0.001		$ 0.001
Preferred stock, authorized shares																											2,000,000		2,000,000
Series A Preferred Stock voting right

Each share of Series A Preferred Stock is convertible, at the option of the holder thereof, at any time after the issuance of such share into one (1) fully paid and non-assessable share of Common Stock. Each outstanding share of Series A Preferred Stock is entitled to one hundred (100) votes per share on all matters to which the shareholders of the Corporation are entitled or required to vote.

																													100 votes per share
Series A Preferred Stock [Member] | Board of Directors Chairman [Member]
Preferred stock, par value																								$ 0.001
Series A Preferred Stock [Member] | Chief Executive Officer [Member]
Preferred stock, par value																								$ 0.001
The Special Equities Group and DiamondRock, LLC [Member]
Shares issued for services, Shares	136,470,585
Shares issued for services on terminated offering, Shares	72,794,907
Shares issued for services on terminated offering, Amount	$ 313,018
Third Party [Member] | Common Stock [Member]
Shares issued for services, Shares					2,626,867					600,000			9,000,000
Shares issued for services, Amount					$ 11,821					$ 10,800			$ 84,600
Mr. Najarian [Member]
Fair value of common stock																						$ 9,120
Shares issued for settlement of reimbursements, related party, Amount																						$ 13,765
Shares issued for settlement of reimbursements, related party, Shares																						600,000
January 17, 2018 through February 13, 2018 [Member] | The Special Equities Group and DiamondRock, LLC [Member]
Subscriptions payable, shares																													63,675,678
Subscriptions payable, amount	$ 273,805